SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Textual) - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2014	Jul. 31, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			34.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent			6.90%
Operating Loss Carryforwards			$ 162,297
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 13,278	$ 49,288
Operating Loss Carryforwards, Expiration Date			Jul. 31, 2035
Accounts Receivable, Net, Current, Total	$ 25		$ 0
Minimum [Member]
Cost of Revenue	2.00		2.00
Maximum [Member]
Cost of Revenue	$ 10.00		$ 10.00